FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-03073


                               Security Cash Fund
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               (Exact name of registrant as specified in charter)


                  One Security Benefit Place, Topeka, KS 66636
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                    (Address of principal executive offices)


               Richard M. Goldman, President, Security Cash Fund,
                  One Security Benefit Place, Topeka, KS 66636
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (785) 438-3000

Date of Fiscal year-end:  12/31

Date of reporting period:  7/1/2008 - 6/30/2009


============================== SECURITY CASH FUND ==============================

NO RECORDS TO REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                       SECURITY CASH FUND
                                       (Registrant)

                                       By:  RICHARD M. GOLDMAN
                                            ------------------------------------
                                            Richard M. Goldman, President


                                       Date:  August 24, 2009